Equity reserves - Schedule of detailed information about share-based payment awards (Details) Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) Share
Number Of Options [Roll Forward]
Granted | Share		424		363
Ending balance | Share		890
Weighted Average Exercise Price Of Options [Roll Forward]
Granted | $ / shares	$ 6.6
Ending balance | $ / shares	10.08
Aggregate Value [Roll Forward]
Beginning balance		$ 14,138		$ 17,814
Share-based payments		(362)		2,372
Granted		1,792		3,277
Exercised		(649)		(1,475)
Expired		(365)		(4,573)
Forfeited		(2,716)		(905)
Ending balance		$ 12,200		$ 14,138
RSUs [Member]
Number Of Other Equity Instruments [Roll Forward]
Beginning Balance | Share		200		216
Granted | Share		230		111
Exercised | Share		(63)		(123)
Expired | Share		0		0
Forfeited | Share		(150)		(4)
Ending balance | Share		217		200
Value Of Other Equity Instruments [Roll Forward]
Beginning balance		$ 1,440		$ 1,551
Granted		891		1,204
Exercised		(649)		(1,308)
Expired		0		0
Forfeited		(852)		(7)
Ending balance		$ 830		$ 1,440
Options [Member]
Number Of Options [Roll Forward]
Beginning balance | Share		1,008		889
Granted | Share		424		363
Exercised | Share		0		(36)
Expired | Share		(29)		0
Forfeited | Share		(513)		(208)
Ending balance | Share		890		1,008
Weighted Average Exercise Price Of Options [Roll Forward]
Beginning balance | $ / shares	12.55		$ 12.78
Granted | $ / shares	6.6		11.79
Exercised | $ / shares	0		(6.7)
Expired | $ / shares	(24)		0
Forfeited | $ / shares	(11.26)		(13.23)
Ending balance | $ / shares	10.08		12.55
Value Of Options [Roll Forward]
Beginning balance		$ 5,899		$ 4,857
Granted		901		2,073
Exercised		0		(133)
Expired		(365)		0
Forfeited		(1,786)		(898)
Ending balance		$ 4,649		$ 5,899
Warrants [Member]
Number Of Other Equity Instruments [Roll Forward]
Beginning Balance | Share		342		1,832
Granted | Share		0		0
Exercised | Share		0		(10)
Expired | Share		0		(1,480)
Forfeited | Share		(14)		0
Ending balance | Share		328		342
Weighted Average Exercise Price Of Other Equity Instruments [Roll Forward]
Beginning balance | $ / shares	13		11.78
Granted | $ / shares	0		0
Exercised | $ / shares	0		(11.5)
Expired | $ / shares	0		0
Forfeited | $ / shares	0		0
Ending balance | $ / shares	$ 13		$ 13
Value Of Other Equity Instruments [Roll Forward]
Beginning balance		$ 6,799		$ 11,406
Granted		0		0
Exercised		0		(34)
Expired		0		(4,573)
Forfeited		(78)		0
Ending balance		$ 6,721		$ 6,799